Financial Instruments - Additional disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Interest income on financial assets not at FVTPL	$ 3,512	$ 191	$ 483
Interest income on financial assets classified at FVTPL	200	214	48
Total interest income	3,712	405	531
Interest expense on financial liabilities not at FVTPL	1,564	1,730	1,856
Interest expense on financial liabilities classified at FVTPL	0	18	25
Total interest expense	1,564	1,748	1,881
Dividend income on financial assets at FVTPL	268	244	0
Dividend income on financial assets classified not at FVTPL	0	0	0
Net (loss) gain on financial assets at FVTPL	(2,436)	(722)	692
Loss on loan payable at FVTPL	(141)	(1,616)	(549)
Reversal of impairment on securities measured at FVTOCI	$ 0	$ 0	$ 3